INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation Post ASU 2023-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Theoretical income tax expense	$ 250	$ 34,943	$ 8,703
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		$ (18,717)	$ 9,273
Share-based compensation		(740)	1,236
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount		2,146	(8,265)
Income Tax Reconciliation Preferred Enterprise Benefits		(14,881)	(7,709)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		851	(545)
Effect of subsidiaries with different tax rates		2,597	4,597
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	818.00%
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	$ 8,905	6,068	(1,587)
Effective Income Tax Rate Reconciliation, Percent	(4690.00%)
Income tax expense	$ (51,047)	$ 13,603	$ 4,702
Israel
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(639.00%)
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ (6,960)
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent	103.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Amount	$ 1,118
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Percent	20.00%
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Amount	$ 217
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(6364.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (69,277)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (4,722)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(434.00%)
wix:NonDeductibleExpensesRelatedToBusinessCombinationsPercent	1114.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent	713.00%
Share-based compensation	$ 7,758
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	66.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 715
Income Tax Reconciliation Preferred Enterprise Benefits Percent	30.00%
Income Tax Reconciliation Preferred Enterprise Benefits	$ 326
wix:NonDeductibleExpensesRelatedToBusinessCombinations	12,128
BRAZIL
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 608
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	56.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	23.00%
Effect of subsidiaries with different tax rates	$ 250
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(114.00%)
wix:EarningsRemittanceTaxPercent	89.00%
Income taxes related to prior years	$ (1,242)
wix:EffectiveIncomeTaxRateReconciliationWithholdingTaxAmount	$ 929
wix:EffectiveIncomeTaxRateReconciliationWithholdingTaxPercent	0.85
wix:EarningsRemittanceTaxAmount	$ 969
United States
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(151.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (1,643)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 1,323
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	122.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	22.00%
Effect of subsidiaries with different tax rates	$ 237
Foreign Tax Jurisdiction, Other [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(64.00%)
Effect of subsidiaries with different tax rates	$ (700)